Virtus KAR Capital Growth Fund, Virtus KAR Mid-Cap Growth Fund

and Virtus SGA Global Growth Fund,

each a series of Virtus Equity Trust

Supplement dated July 1, 2019 to the Summary Prospectuses

and the Virtus Equity Trust Statutory Prospectus,

dated January 28, 2019, as supplemented

Important Notice to Investors

Effective July 1, 2019, the funds’ investment adviser is implementing more favorable expense limitation arrangements for the funds’ Class R6 Shares. These changes are described in more detail below.

Virtus KAR Capital Growth Fund

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the information for Class R6 Shares in the “Annual Fund Operating Expenses” table and associated footnotes are hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management Fees	0.70%
Distribution and Shareholder Servicing (12b-1) Fees	None
Other Expenses	0.21%
Total Annual Fund Operating Expenses	0.91%
Less: Fee Waiver and/or Expense Reimbursement	(0.18%)
Total Annual Fund Operating Expenses After Expense Reimbursement or Recapture(b)	0.73%
(b)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.73% for Class R6 Shares through January 31, 2020. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, or at the time of recapture.

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the row showing Class R6 Shares in the “Example” table is hereby replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class R6	Sold or Held	$75	$272	$486	$1,103

In the first table in the section “More Information About Fund Expenses” on page 49 of the statutory prospectus, the information in the row relating to the fund is hereby replaced with the following:

	Class A Shares	Class C Shares	Class I Shares	Class R6 Shares	Through Date
Virtus KAR Capital Growth Fund	1.47%(1)	2.22%(1)	1.22%(1)	0.73%	January 31, 2020
(1)	Fund expenses currently below the capped level.

Virtus KAR Mid-Cap Growth Fund

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the information for Class R6 Shares in the “Annual Fund Operating Expenses” table and associated footnotes are hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management Fees	0.80%
Distribution and Shareholder Servicing (12b-1) Fees	None
Other Expenses	0.29%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses(b)	1.10%
Recapture of expenses previously reimbursed and/or waived	0.00%
Less: Expense Reimbursement(c)	(0.26%)
Total Annual Fund Operating Expenses After Expense Reimbursement or Recapture(b)(c)	0.84%
(b)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
(c)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 2.15% for Class C Shares and 0.83% for Class R6 Shares through January 31, 2020. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, or at the time of recapture.

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the row showing Class R6 Shares in the “Example” table is hereby replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class R6	Sold or Held	$86	$324	$581	$1,317

In the first table in the section “More Information About Fund Expenses” on page 49 of the statutory prospectus, the information in the row relating to the fund is hereby replaced with the following:

	Class A Shares	Class C Shares	Class I Shares	Class R6 Shares	Through Date
Virtus KAR Mid-Cap Growth Fund	1.40%(1)	2.15%	1.15%(1)	0.83%	January 31, 2020
(1)	Fund expenses currently below the capped level.

Virtus SGA Global Growth Fund

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the information for Class R6 Shares in the “Annual Fund Operating Expenses” table and associated footnotes are hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management Fees	0.80%
Distribution and Shareholder Servicing (12b-1) Fees	None
Other Expenses(b)	0.35%
Acquired Fund Fees and Expenses(b)	0.01%
Total Annual Fund Operating Expenses(c)	1.16%
Less: Fee Waiver and/or Expense Reimbursement(d)	(0.25%)
Total Annual Fund Operating Expenses After Expense Reimbursement(c)(d)	0.91%
(b)	Restated to reflect current fees and expenses.
(c)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
(d)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.38% for Class A Shares, 2.13% for Class C Shares, 1.13% for Class I Shares and 0.90% for Class R6 Shares through May 31, 2021. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, or at the time of recapture.

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the row showing Class R6 Shares in the “Example” table is hereby replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class R6	Sold or Held	$93	$318	$589	$1,363

In the first table in the section “More Information About Fund Expenses” on page 49 of the statutory prospectus, the information in the row relating to the fund is hereby replaced with the following:

	Class A Shares	Class C Shares	Class I Shares	Class R6 Shares	Through Date
Virtus SGA Global Growth Fund	1.38%	2.13%	1.13%	0.90%	May 31, 2021

Investors should retain this supplement with the Prospectuses for future reference.

VET 8019/KARCGF-KARMCGF-SGAGGF NewR6ExpCap (7/2019)

Virtus KAR Capital Growth Fund,

Virtus KAR Mid-Cap Growth Fund

and Virtus SGA Global Growth Fund,

each a series of Virtus Equity Trust

Supplement dated July 1, 2019 to the Statement of

Additional Information (“SAI”) dated January 28, 2019, as supplemented

Important Notice to Investors

Effective July 1, 2019, under the heading “Investment Advisory Agreement and Expense Limitation Agreement” in the section “Investment Advisory and Other Services” on pages 77-78 of the funds’ SAI, the second table is hereby revised by replacing the information for each of the funds as follows:

	Class A Shares	Class C Shares	Class I Shares	Class R6 Shares	Through Date
Capital Growth Fund	1.47%	2.22%	1.22%	0.73%	January 31, 2020
Global Growth Fund	1.38%	2.13%	1.13%	0.90%	March 31, 2021
Mid-Cap Growth Fund	1.40%	2.15%	1.15%	0.83%	January 31, 2020

Investors should retain this supplement with the SAI for future reference.

VET 8019B SAI/3FundsNewR6ExpCaps (7/2019)